Other Long Term Assets	12 Months Ended
Oct. 31, 2011
Other Long Term Assets [Abstract]
Other Long Term Assets
9.	Other Long-Term Assets

As of October 31	2011	2010
Restricted cash(a)	$5,847	$32,439
Financial instrument pledged as security on long-term debt(b)	40,048	39,986
Long-term notes receivable(c)	20,721	27,186
Pension assets (Note 23)	9,748	8,944
Goodwill (Note 10)	2,532	2,474
Other(d)	2,349	-
Other long-term assets	$81,245	$111,029

(a)      Restricted cash
As of October 31, 2011, restricted cash of $5.8 million (October 31, 2010 ― $10.0 million) is related to funds for insurance liabilities. During the fourth quarter of fiscal 2011 $5.0 million of cash proceeds held in escrow related to the sale of MDS Pharma Services Phase II-IV was released to cash.

(b)      Financial instrument pledged as security on long-term debt
The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt from the Government of Canada related to the construction of the MAPLE Facilities. The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2011 is $44.1 million (October 31, 2010 ― $43.9 million), of which $4.1 million (October 31, 2010 ― $3.9 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $51.7 million (October 31, 2010 ― $52.4 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.

(c)       Long-term notes receivable

Atomic Energy of Canada Limited (AECL)
In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable is repayable monthly over four years commencing November 1, 2008. The long-term note receivable is net of an unamortized discount based on an imputed interest rate of 4.45%. The carrying value of the long-term note receivable as of October 31, 2011 is $12.0 million (October 31, 2010 ― $24.0 million), of which the entire $12.0 million (October 31, 2010 ― $13.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $13.3 million (October 31, 2010 ― $25.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable. All scheduled monthly payments due have been received.

Celerion
On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received the Note with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum. Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a TSA that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. The carrying value of the Note, including interest and accretion as of October 31, 2011 is $20.7 million (October 31, 2010 – $16.2 million). The fair value of the Note as of October 31, 2011 is $20.7 million, which includes $7.9 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $28.6 million.  The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.

(d)	Other

Includes the long-term portion of the TheraSphere® clinical trials' prepayment, the deferred charges relating to the credit facility and other long-term receivables and assets.